Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.03%
Argentina — 1.74%
Globant S.A.(a)	9,409	$2,007,128

Australia — 2.38%
Lovisa Holdings Limited(a)	28,585	516,740
Pinnacle Investment Management Group	47,296	752,116
Steadfast Group Ltd.(a)	155,797	565,408
WiseTech Global Ltd	11,771	905,647
		2,739,911
Belgium — 1.50%
Azelis Group N.V.	28,907	595,100
Melexis NV	18,720	1,135,192
		1,730,292
Canada — 1.67%
Aritzia Inc(a)	10,644	511,815
Descartes Systems Group, Inc. (The)(a)	6,981	807,890
TerraVest Industries, Inc.(a)	6,600	604,119
		1,923,824
China — 2.69%
Silergy Corp	260,000	3,099,181

France — 0.92%
Virbac SA	3,152	1,058,617

Germany — 2.71%
AIXTRON SE	30,445	426,520
Atoss Software AG	4,808	576,143
Dermapharm Holding SE	26,580	1,095,216
Schott Pharma AG & Co	41,900	1,024,155
		3,122,034
India — 2.11%
Bajaj Finance Ltd	8,801	800,797
Devyani International Ltd.(a)	212,421	413,397
Jubilant Foodworks Ltd(a)	45,307	368,010
Kfin Technologies(a)	30,870	388,370
PB Fintech Ltd(a)	23,386	465,995
		2,436,569
Ireland — 0.82%
ICON plc(a)	4,771	949,811

Israel — 0.90%
CyberArk Software Ltd.(a)	2,789	1,034,663

Italy — 2.16%
Interpump Group SpA	17,897	848,192
Recordati SpA(a)	26,934	1,640,274
		2,488,466
Japan — 6.87%
BayCurrent, Inc.	72,500	3,106,462
Japan Elevator Service Holdings Company Ltd.	77,100	1,498,907
Jeol Ltd.	29,500	1,097,376
M&A Research Institute, Inc.(a)	32,400	326,540
Rakus Co Ltd(a)	8,500	106,604
Tokyo Seimitsu Company Limited(a)	12,900	619,613
Visional Inc(a)	23,400	1,167,707
		7,923,209
	Shares	Fair Value
COMMON STOCKS — 98.03% (continued)
Lithuania — 0.38%
Baltic Classifieds Group	101,586	$432,734

Malaysia — 0.24%
Frontken Corporation Bhd.(a)	324,400	274,520

Mexico — 3.86%
BBB Foods Inc(a)	31,843	987,770
Corp Inmobiliaria Vesta SAB de	442,665	1,155,609
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	129,500	1,196,335
Wal-Mart de Mexico SAB de CV	425,400	1,108,279
		4,447,993
Netherlands — 4.56%
ASM International N.V.(a)	1,170	687,665
BE Semiconductor Industries N.V.	3,841	496,499
CVC Capital Partners PLC(a)	41,145	977,551
IMCD N.V.(a)	8,062	1,265,250
Redcare Pharmacy NV(a)	3,679	463,355
Topicus.com, Inc.(a)	14,600	1,369,830
		5,260,150
Norway — 0.32%
Kongsberg Gruppen ASA(a)	3,084	366,742

Poland — 1.46%
Dino Polska SA(a)(b)(c)	15,205	1,683,628

Singapore — 0.18%
iFast Corporation	37,200	204,472

South Korea — 2.36%
Eo Technics Co Ltd(a)	7,078	697,414
HPSP Company Ltd.	32,865	689,403
LEENO Industrial Inc.(a)	9,092	1,339,106
		2,725,923
Spain — 0.82%
Allfunds Group PLC	91,369	470,531
Indra Sistemas S.A.	24,682	474,605
		945,136
Sweden — 5.37%
AddTech AB	42,561	1,245,172
Beijer Ref AB	56,205	836,364
Lagercrantz Group AB	36,616	779,327
Lifco AB, Class B	50,730	1,669,915
Vimian Group AB(a)	169,918	622,926
Vitec Software Group	19,611	1,034,647
		6,188,351
Switzerland — 1.11%
Belimo Holding AG(a)	389	285,753
Inficon Holding A.G.	314	406,843
VAT Group AG 144A	1,521	590,216
		1,282,812
Taiwan — 2.83%
Asia Vital Components Co., Ltd.	18,000	316,106
ASPEED Technology, Inc.	8,000	861,389
Sinbon Electronics Co., Limited(a)	73,500	595,223

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.03% (continued)
Taiwan — 2.83% (continued)
Voltronic Power Technology Corporation(a)	25,833	$1,492,626
		3,265,344
United Kingdom — 8.71%
B & M European Value Retail SA	829,505	3,333,944
Diploma plc	26,517	1,496,880
Halma plc(a)	28,785	1,086,247
Intermediate Capital Group PLC	268	7,877
JTC plc(b)(c)	158,863	1,954,315
Marex Group PLC(a)	30,836	1,100,537
nVent Electric PLC	8,453	550,206
Softcat PLC(a)	25,934	515,863
		10,045,869
United States — 38.73%
4imprint Group PLC	14,557	1,088,553
Alamo Group, Inc.	3,304	613,090
Apollo Global Management, Inc.	3,121	533,629
Ares Management Corporation, Class A	4,942	979,603
Ashtead Group PLC	13,597	894,686
Boot Barn Holdings, Inc.(a)	3,670	590,319
Bruker Corporation	12,672	736,877
Burlington Stores, Inc.(a)	4,056	1,151,620
Clearwater Analytics Holdings, Inc., Class A(a)	35,432	997,765
Cloudflare, Inc., Class A(a)	4,394	608,130
Core & Main, Inc., Class A(a)	43,408	2,449,947
Cross Creek LP(a)(d)	1,300,000	951,242
DexCom, Inc.(a)	5,540	481,038
DigitalOcean Holdings, Inc.(a)	13,074	542,310
Dynatrace, Inc.(a)	9,735	562,196
Elastic N.V.(a)	10,907	1,227,910
Enerpac Tool Group Corporation	16,496	745,454
Ensign Group, Inc. (The)	8,263	1,154,011
FormFactor, Inc.(a)	11,774	471,549
Goosehead Insurance, Inc., CLASS A(a)	8,105	868,613
Grocery Outlet Holding Corporation(a)	67,908	1,099,431
HealthEquity, Inc.(a)	8,512	939,895
IDEXX Laboratories, Inc.(a)	940	396,727
Installed Building Products, Inc.	2,285	454,349
JFrog Ltd.(a)	33,791	1,174,575
KKR & Company, Inc.	4,120	688,328
Littelfuse, Inc.	9,714	2,315,429
Lululemon Athletica, Inc.(a)	5,272	2,183,662
Manhattan Associates, Inc.(a)	3,592	749,255
MarketAxess Holdings, Inc.	2,547	561,945
Medpace Holdings, Inc.(a)	2,024	706,680
Modine Manufacturing Company(a)	8,804	893,166
Monolithic Power Systems, Inc.	2,338	1,490,171
Morningstar, Inc.	1,141	374,978
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,167	910,702
Perella Weinberg Partners	31,075	802,356
Pjt Partners, Inc., Class A	5,230	862,793
Primoris Services Corporation	19,962	1,532,483
Rexford Industrial Realty, Inc.	14,888	605,346
Ryan Specialty Group Holdings, Inc.(a)	11,228	747,560
Silicon Laboratories, Inc.(a)	10,472	1,419,898
Sitime Corporation(a)	1,619	330,600
Skechers U.S.A., Inc., Class A(a)	10,492	790,467
	Shares	Fair Value
COMMON STOCKS — 98.03% (continued)
United States — 38.73% (continued)
SPS Commerce, Inc.(a)	7,523	$1,389,348
Tradeweb Markets Inc. Class A	4,396	557,852
Trex Company, Inc.(a)	7,399	538,869
Veritiv Holdings Company	5,966	698,141
Yeti Holdings, Inc.(a)	22,503	838,462
Zscaler, Inc.(a)	4,616	935,155
		44,637,165
Vietnam — 0.63%
Asia Commercial Bank JSC(a)	715,300	723,433

Total Common Stocks (Cost $92,209,636)		112,997,977

PREFERRED STOCKS — 0.99%
United States — 0.99%
Gusto Inc. Preferred Series E(a) (d)	37,637	1,144,165

Total Preferred Stocks
(Cost $1,143,989)		1,144,165

Total Investments — 99.02%
(Cost $93,353,625)		114,142,142

Other Assets in Excess of Liabilities — 0.98%		1,128,989

NET ASSETS — 100.00%		$115,271,131

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $3,637,943, representing 3.16% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $3,637,943, representing 3.16% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

Sector Composition (January 31, 2025)
Technology	34.0%
Industrials	20.6%
Financials	11.8%
Health Care	11.0%
Consumer Staples	7.8%
Consumer Discretionary	7.3%
Materials	3.1%
Real Estate	1.5%
Communications	1.1%
Listed Private Equity Investments	0.8%
Other Assets in Excess of Liabilities	1.0%
Total	100%

Industry Composition (January 31, 2025)
Application Software	10.8%
Industrial Wholesale & Rental	5.7%
Semiconductor Devices	5.1%
It Services	4.9%
Mass Merchants	4.6%
Electrical Components	4.3%
Specialty Apparel Stores	3.9%
Electronics Components	3.9%
Specialty & Generic Pharma	3.3%
Comml & Res Bldg Equipment & Sys	2.5%
Institutional Brokerage	2.2%
Infrastructure Software	2.2%
Health Care Services	2.0%
Investment Management	2.0%
Semiconductor Mfg	1.9%
Life Science & Diagnostics	1.9%
Insurance Brokers & Services	1.9%
Food & Drug Stores	1.9%
Medical Equipment	1.9%
Fabricated Metal & Hardware	1.8%
Wealth Management	1.7%
Data & Transaction Processors	1.7%
Private Equity	1.5%
Flow Control Equipment	1.4%
Infrastructure Construction	1.3%
Food & Beverage Wholesalers	1.3%
Other Financial Services	1.3%
Information Services	1.2%
Apparel, Footwear & Acc Design	1.1%
Specialty Chemicals	1.1%
Cement & Aggregates	1.0%
Professional Services	1.0%
Health Care Facilities	1.0%
Industrial Owners & Developers	1.0%
Other Industries (each less than 1%)	12.7%
Other Assets in Excess of Liabilities	1.0%
Total	100%